OTHER PAYABLES AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2023
Youlife International Holdings Inc [Member]
Restructuring Cost and Reserve [Line Items]
OTHER PAYABLES AND ACCRUED LIABILITIES

13. OTHER PAYABLES AND ACCRUED LIABILITIES

	As of December 31,
	2022	2023
	RMB	RMB	USD
Deposits received	911	7,817	1,101
Due to third parties	6,265	-	-
Payroll and welfare payables	211,102	139,592	19,661
Other liabilities	22,315	71,058	10,008
Total	240,593	218,467	30,770
Less: other payables and accrued liabilities of the discontinued operations	(171,161)	(58,114)	(8,185)
Other payables and accrued liabilities of the continued operations	69,432	160,353	22,585